Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue of sales to related parties	$ 9,744	$ 10,519	$ 5,142
Purchases from related parties	$ 2,300	$ 1,873	$ 1,151